Supplement Dated August 31, 2009 to your Prospectus

333-72042	PremierSolutions — Standard (Series A)

Supplement Dated August 31, 2009 to your Prospectus

Legg Mason Fund Name Changes

Pending board approval in August, the following funds will be renamed as listed below with an effective date of October 5, 2009.

CURRENT NAME	NEW NAME
Legg Mason Value Trust, Inc. Class F1	Legg Mason Capital Mgmt Value Trust, Inc. - Class F1
Legg Mason Partners Aggressive Growth Fund - Class F1	Legg Mason ClearBridge Aggressive Growth Fund - Class F1
Legg Mason Partners Fundamental Value Fund - Class A	Legg Mason ClearBridge Fundamental Value Fund - Class A
Legg Mason Partners Small Cap Value Fund - Class A	Legg Mason ClearBridge Small Cap Value Fund - Class A
Legg Mason Partners Mid Cap Core Fund - Class A	Legg Mason ClearBridge Mid Cap Core Fund - Class A
Legg Mason Partners Small Cap Growth Fund - Class F1	Legg Mason ClearBridge Small Cap Growth Fund - Class F1
Legg Mason Partners Small Cap Growth Fund - Class A	Legg Mason ClearBridge Small Cap Growth Fund - Class A

As a result of the change, all references in the prospectus to the above listed as “Current Name” Funds will be deleted and replaced with the above listed as “New Name” Funds.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE